Long-Term Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

5. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	September 30,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	23.53%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,838	$7,169
Genepharm Biotech Corporation	20,876	21,887
BioHopeKing Corporation	775,491	813,014
Sub total	803,205	842,070
Equity Method Investments, net
BioFirst Corporation	1,874,190	-
Rgene Corporation	-	-
Total	$2,677,395	$842,070

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of September 30, 2023 and December 31, 2022, the Company owns 23.53% and 21.77% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional 317,000 shares to be issued by BioFirst in the aggregate amount of $618,150, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this Investment. The initial prepayment amounted to $589,620, transferred into 317,000 shares. In addition, The Company also converted a loan of $1,284,570 into 677,450 shares of BioFirst.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheets

	September 30, 2023	December 31, 2022
	(Unaudited)
Current Assets	$1,690,060	$1,543,152
Non-current Assets	651,221	739,472
Current Liabilities	2,236,708	2,663,051
Non-current Liabilities	366,634	103,447
Stockholders’ Equity (Deficit)	(262,061)	(483,874)

Statement of Operations

	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Net sales	$739	$23,079
Gross profit	291	5,747
Net loss	(986,181)	(993,643)
Share of losses from investments accounted for using the equity method	-	-

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and Chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to account for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of September 30, 2023 and December 31, 2022, the Company owns 28.85% and 28.85% Common Stock shares of Rgene, respectively. On March 31, 2023, Dr. Tsung-Shann Jiang has been elected to become the Chairman of Rgene.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	September 30, 2023	December 31, 2022
	(Unaudited)
Current Assets	$56,091	$68,302
Non-current Assets	239,594	303,893
Current Liabilities	2,407,204	2,478,868
Non-current Liabilities	1,465	2,441
Shareholders’ Deficit	(2,112,984)	(2,109,114)

Statement of Operations

	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(231,445)	(450,995)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the nine months ended September 30, 2023 and 2022, there is no disposition of long-term investment.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Share of equity method investee losses	$-	$-

6. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2022	2021	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	21.77%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	December 31, 2022	December 31, 2021
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,169	$7,941
Genepharm Biotech Corporation	21,887	24,244
BioHopeKing Corporation	813,014	900,570
Subtotal	842,070	932,755
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$842,070	$932,755

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2022 and 2021, the Company owns 21.77% and 21.77% common stock shares of BioFirst, respectively. During year ended December 31, 2021, the Company made prepayment for equity investment in BioFirst to purchase additional 317,000 shares to be issued by BioFirst in the aggregate amount of $618,150, recorded as prepayment for long-term investments as of December 31, 2022. The amount due from BioFirst has been reclassified as prepayment for investment.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheet

	December 31, 2022	December 31, 2021
Current Assets	$1,543,151	$2,205,669
Noncurrent Assets	739,472	959,454
Current Liabilities	2,663,051	2,909,703
Noncurrent Liabilities	103,447	32,522
Stockholders’ Equity	483,874	222,898

Statement of operation

	Year Ended December 31,
	2022	2021
Net sales	$30,162	$26,693
Gross profit	8,239	8,348
Net loss	(1,274,539)	(2,276,892)
Share of losses from investments accounted for using the equity method	-	(269,844)

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2022 and 2021, the Company owns 28.85% and 28.85% common stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	December 31, 2022	December 31, 2021
Current Assets	$68,302	$73,452
Noncurrent Assets	303,893	374,423
Current Liabilities	2,478,868	1,934,786
Noncurrent Liabilities	2,441	-
Shareholders’ Deficit	(2,481,309)	(1,486,911)

Statement of operations

	Year Ended December 31,
	2022	2021
Net sales	$-	$-
Gross Profit	-	-
Net loss	(1,550,123)	(576,514)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the years ended December 31, 2022 and 2021, there is no disposition of long-term investment.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Year Ended December 31,
	2022	2021
Share of equity method investee losses	$-	$(269,844)